UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          RCM Advisors, LLC, its general partner
Name:          Atul Khanna
Title:         Chief Executive Officer
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna             New York, NY               08/14/07
---------------             ------------               --------
  [Signature]               [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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

                                    TITLE OF             VALUE     SHARES/     SH/ PUT/ INVSTMT OTHER          VOTING AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP      (x$1000)  PRN AMT     PRN CALL DSCRETN MANAGERS    SOLE     SHARED    NONE
----------------------------------- --------- --------------------------------------------------------------------------------------
AFFILIATED COMPUTER SVCS            COM       008190100     11,968     211,000 SH       DEFINED      01     211,000
AFFORDABLE RESIDENTIAL COMMUNITIES  COM       008273104     14,425   1,220,403 SH       DEFINED      01   1,220,403
ALCOA INC.                          COM       013817101     16,415     405,000 SH       DEFINED      01     405,000
ARMSTRONG WORLD INDUSTRIES          COM       04247x102     10,632     212,000 SH       DEFINED      01     212,000
ASE TEST LIMITED                    COM       y02516105      2,856     203,000 SH       DEFINED      01     203,000
ASSISTED LIVING CONCEPTS            COM       04544x102     21,085   1,979,800 SH       DEFINED      01   1,979,800
ATLAS AMERICA INC.                  COM       049167109     23,755     442,111 SH       DEFINED      01     442,111
ATMEL CORPORATION                   COM       049513104      2,558     460,000 SH       DEFINED      01     460,000
BAUSCH & LOMB INC                   COM       071707103     28,470     410,000 PUT      DEFINED      01     410,000
CERIDIAN CORPORATION                COM       156779100     16,660     476,000 SH       DEFINED      01     476,000
CITADEL BROADCASTING COMPANY        COM       17285t106      2,607     404,200 SH       DEFINED      01     404,200
CONSOL ENERGY INC.                  COM       20854p109     24,023     521,000 SH       DEFINED      01     521,000
CONSTELLATION ENERGY                COM       210371100     16,824     193,000 SH       DEFINED      01     193,000
CSK AUTO CORPORATION                COM       125965103      3,312     180,000 SH       DEFINED      01     180,000
CVS CORP                            COM       126650100     24,239     665,000 SH       DEFINED      01     665,000
DOMTAR CORPORATION                  COM       257559104     21,427   1,920,000 SH       DEFINED      01   1,920,000
EQUITABLE RESOURCES, INC            COM       294549100     16,850     340,000 SH       DEFINED      01     340,000
FIRST DATA CORP                     COM       319963104     19,275     590,000 SH       DEFINED      01     590,000
GENESCO INC.                        COM       371532102     17,001     325,000 SH       DEFINED      01     325,000
HARMAN INTERNATIONAL INDUSTRIES     COM       413086109     13,198     113,000 SH       DEFINED      01     113,000
HORIZON LINES INC.                  COM       44044k101     18,018     550,000 SH       DEFINED      01     550,000
ICO GLOBAL COMMUNICATIONS           COM       44930k108      1,061     305,000 SH       DEFINED      01     305,000
INFINEON TECHNOLOGIES AG            COM       45662n103      4,298     260,000 SH       DEFINED      01     260,000
ISHARES TR RUSSELL 2000             COM       464287655    194,956   2,350,000 CALL     DEFINED      01   2,350,000
ISHARES TR RUSSELL 2000             COM       464287655    447,984   5,400,000 PUT      DEFINED      01   5,400,000
LAUREATE EDUCATION INC              COM       518613104     19,731     320,000 SH       DEFINED      01     320,000
MACYS INC                           COM       55616p104     14,321     360,000 CALL     DEFINED      01     360,000
MANOR CARE INC.                     COM       564055101     22,329     342,000 SH       DEFINED      01     342,000
MI DEVELOPMENTS INC.                COM       55304x104        729      20,000 SH       DEFINED      01      20,000
MIRANT CORP                         COM       60467r100      3,949      92,600 SH       DEFINED      01      92,600
NRG ENERGY INC.                     COM       629377508     22,448     540,000 SH       DEFINED      01     540,000
POST PROPERTIES                     COM       737464107     15,900     305,000 SH       DEFINED      01     305,000
RELIANT ENERGY INC                  COM       75952b105      3,530     131,000 SH       DEFINED      01     131,000
RESOURCE CAPITAL CORP               COM       76120w302      1,363     100,002 SH       DEFINED      01     100,002
SEARS HOLDING CORP.                 COM       812350106      3,221      19,000 SH       DEFINED      01      19,000
SERVICE CORPORATION INTERNATIONAL   COM       817565104     20,895   1,635,000 SH       DEFINED      01   1,635,000
SOUTHERN UNION                      COM       844030106     24,280     745,000 SH       DEFINED      01     745,000
THE WILLIAMS COMPANIES, INC         COM       969457100     24,347     770,000 SH       DEFINED      01     770,000
THERMO FISHER SCIENTIFIC INC        COM       883556102     13,447     260,000 SH       DEFINED      01     260,000
TRAVELCENTERS OF AMERICA            COM       894174101     17,070     422,000 SH       DEFINED      01     422,000
TXU CORP.                           COM       873168108      6,057      90,000 SH       DEFINED      01      90,000


UNIVERSAL COMPRESSION HLDG          COM       913431102     15,980     220,500 SH       DEFINED      01     220,500
URS CORP                            COM       903236107      4,078      84,000 SH       DEFINED      01      84,000
WENDY'S INTERNATIONAL INC.          COM       950590109     16,023     436,000 SH       DEFINED      01     436,000

                                                44       1,223,595


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         44
Form 13F Information Table Value Total:         1,223,595
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 11760                      RCM Advisors, LLC